Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition [Line Items]
Purchase price allocation
As of October 24, 2016
Vessel	$ 31,600
Above market acquired time charters	$ 1,061

Identifiable assets	$ 32,661

Loan	$ (15,750)

Net assets acquired	$ 16,911

Purchase price	$ (16,911)

Identifiable intangible assets
Intangible assets	As of October 24, 2016	Duration of time charters acquired
Above market acquired time charter	$1,061	1 year

Unaudited Pro Forma Financial Information

For the year ended December 31, 2016
Total revenues	$245,825
Partnership’s net income	$53,677
Preferred unit holders’ interest in Partnership’s net income	$11,101
General Partner’s interest in Partnership’s net income	$850
Common unit holders interest in Partnership’s net income	$41,726
Net income per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$2.42